WARRANTS (Details) - USD ($)			9 Months Ended	12 Months Ended
	Feb. 09, 2021	Oct. 06, 2020	Sep. 30, 2021	Dec. 31, 2020
Warrants liabilities.
Warrants outstanding			39,451,134	39,451,134
Weighted average trading days			20 days
Ordinary shares exercisable			$ 18.00
Public warrants expire			30 days
Units Issued During Period, Shares, New Issues				39,451,134
Warrant liabilities			$ 57,753,222	$ 57,753,222
Minimum
Warrants liabilities.
Weighted average trading days			30 days
Initial Public Offering
Warrants liabilities.
Purchase price, per unit	$ 10.00
Units Issued During Period, Shares, New Issues	81,681,000	75,000,000
Public Warrants
Warrants liabilities.
Warrants outstanding			27,227,000	27,227,000
Purchase price, per unit			$ 0.01
Units Issued During Period, Shares, New Issues			27,227,000	27,227,000
Public Warrants expiration term			5 years	5 years
Threshold period for filling registration statement after business combination			15 days
Warrants exercisable term after the completion of a business combination			30 days	30 days
Warrants exercisable term from the closing of the public offering			12 months	12 months
Public Warrants | Initial Public Offering
Warrants liabilities.
Units Issued During Period, Shares, New Issues			39,451,134
Private Placement Warrants
Warrants liabilities.
Warrants outstanding			12,224,134	12,224,134
Restrictions on transfer period of time after business combination completion			30 days
Private Placement
Warrants liabilities.
Units Issued During Period, Shares, New Issues			12,224,134